Annual Total Returns- Goldman Sachs Small Cap Growth Fund (Class A C Inst Inv R R6 Shares) [BarChart]	Class A C Inst Inv R R6 Shares Goldman Sachs Small Cap Growth Fund Class A Shares 2020
Total	53.98%